SHAREHOLDERS” DEFICIT	12 Months Ended
Dec. 31, 2025
Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
SHAREHOLDERS” DEFICIT

NOTE 5 – STOCKHOLDERS’ EQUITY

Upon formation the authorized capital of the Company was 220,000,000 shares consisting of 200,000,000 shares of common stock, par value $0.001 and 20,000,000 shares of preferred stock, par value $0.001.

Preferred Stock

The Preferred stock may be issued, from time to time, in one or more series as determined by the Board of Directors. The designations, voting rights, amounts of preference upon distribution of assets, rates of dividends, premiums of redemption, conversion rights and other variations, if any, the qualifications, limitations or restrictions thereof, if any, of the Preferred Stock, and of each series thereof, are fixed by the Board of Directors in a resolution or resolutions adopted by the Board of Directors providing for the issue of such series of Preferred Stock.

At December 31, 2025 and December 31, 2024, there have been no series of Preferred Stock designated.

Common Stock

Each holder of Common Stock is entitled to one vote per share for matters submitted to a vote, and to receive dividends if and when declared, however, subject to any limitations contained in the features of the Preferred Stock. Upon liquidation or winding down of the Company, the holders of the Common Stock shall be entitled to receive all the remaining assets of the Company after distribution in full of the preferential amounts, if any, to be distributed to the holders of the Preferred Stock.

During the year ended December 31, 2025, the Company had the following equity transactions:

●	Issued 7,730,000 common stock units previously recorded as “to be issued” at December 31, 2024;
●	Issued 210,000 common stock units to officers’ and directors’ for $52,500 in fees previously recorded as “to be issued” at December 31, 2024.
●	Issued 4,352,000 common stock units for cash of $946,560.
●	Issued 1,404,001 shares of common stock for cash, in the amount of $210,600
●	Issued 200,000 shares of common stock for services, in the amount of $50,000
●	Recorded 2,000,000 shares of common stock to be issued for mineral interests, in the amount of $300,000

During the year ended December 31, 2024, the Company had the following equity transactions:

●	Recorded 7,730,332 common stock units to be issued for cash, net of offering costs in the amount of $1,706,997;
●	Recorded as “to be issued” $52,500 for 210,000 common stock units to Officers and Directors for services

2025 Private Placement:

In December 2025, the Company had an offering (the “Private Placement”) for sale of up to 10,000,000 additional shares of common stock at $0.15 per share, As of December 31, 2025, a total of 1,404,001 units have been sold for a total of $210,600.

2024 Private Placement:

On August 26, 2024, the Company had an offering (the “Private Placement”) for sale of up to 10,000,000 additional shares of common stock at $0.25 per share, and one-half (1/2) of a five-year warrant (“Placement Warrants”). Each full Placement Warrant has the ability to purchase one share of Common Stock for a Placement Warrant exercise price of $0.45 per share of Common Stock, which was closed on January 10, 2025. A total of 12,082,332 units were sold and issued, for a total of $2,653,557, net of related fees and commissions. Additionally, 210,000 units were issued to officers’ and directors’ for services valued at $52,500.

The Company engaged an investment company (“Investment Company”) who assisted the Company in arranging the Private Placement. The Company paid the Investment Company a 13% cash commission on the gross proceeds through December 31, 2024 in the amount of $195,585, plus a $25,000 placement fee, and a bank escrow fee of $5,000 from the proceeds of the first closing for a total of $225,585. In addition, at the date of the final closing, the Investment Company will be issued warrants to purchase 15% of the total number of common stock sold in the Offering. These warrants have an exercise price equal to the price at which Common Stock shares were sold in the Offering and expire ten years from their issuance. A total of 1,555,500 warrants were issued to the placement agent in April 2025, at which time, the deferred offering costs and warrant liability were moved to additional paid in capital resulting in a net zero change.

Warrants

The following is a summary of stock purchase warrant activity for the years ended December 31, 2025 and 2024:

		Weighted Avg Price	Weighted Avg Life
December 31, 2023	14,526,880	$0.40	4.31
Issued for:
Private placement of units	-
Placement agent - commission	-
Exercised	-
Forfeited or Expired	-
December 31, 2024	14,526,880	$0.41	4.31
Issued for:
Private placement of units	6,146,166	0.45	3.87
Placement agent - commission	1,555,500	0.25	9.32
Exercised
Forfeited or Expired	-
December 31, 2025	22,228,546	$0.40	4.54

The outstanding warrants had no intrinsic value at December 31, 2025 and December 31, 2024.

Stock Options

During the year ended December 31, 2021, the Company granted 5,600,000 stock options to officers and directors with a fair value of $1,308,319 and 200,000 stock options for services with a fair value of $38,569. Of the total 5,800,000 options granted during the period, 1,000,000 vested immediately. The remaining 4,800,000 options vest over a two-year period from date of grant. At December 31, 2023, 1,000,000 of these options expired. During the years ended December 31, 2025 and 2024, stock based compensation of $0 and $0, respectively, was recognized on the vesting of these options.

During the year ended December 31, 2023, the Company issued 1,050,000 options in connection with its acquisition of the Crystal Mountain mineral interest. See Note 4.

The Company did not issue any options during the year ended December 31, 2025.

The following is a summary of stock option activity for the years ended December 31, 2025 and 2024:

	Issued	Weighted Avg Price	Weighted Avg Life (in years)
Outstanding December 31, 2023	5,850,000	$0.58	2.69
Granted	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2024	5,850,000	$0.58	2.69
Granted	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2025	5,850,000	$0.58	2.69
Vested and exercisable at December 31, 2025	5,850,000	$0.58	2.69

The options have no intrinsic value as of December 31, 2025 and 2024.